N-2 - USD ($)		1 Months Ended		2 Months Ended		10 Months Ended	12 Months Ended
		Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2024	Dec. 31, 2024	Feb. 29, 2024	Nov. 30, 2023	[4]	Oct. 31, 2023	[2]
Prospectus [Line Items]
Document Period End Date							Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key							0001955857
Amendment Flag							false
Entity Inv Company Type							N-2
Document Type							N-CSR
Entity Registrant Name							BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage per Unit[1]	Involuntary Liquidating Preference Per Unit	Average Market Value per Unit (Exclude Bank Loans)	Type of Senior Security[2]
December 31, 2024	$–	$–	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement
December 31, 2023	356,439,000	5,480	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement

1

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

2	“Senior security" means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

Senior Securities Amount		$ 356,439,000		$ 356,439,000
Senior Securities Coverage per Unit	[1]	$ 5,480		$ 5,480
Senior Securities, Note [Text Block]

The following table sets forth information regarding the Fund’s outstanding senior securities as of December 31, 2024.

Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage per Unit[1]	Involuntary Liquidating Preference Per Unit	Average Market Value per Unit (Exclude Bank Loans)	Type of Senior Security[2]
December 31, 2024	$–	$–	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement
December 31, 2023	356,439,000	5,480	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement

1

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

2	“Senior security" means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]							The Fund’s investment objective is to maximize total returns through growth of capital and current income. There can be no assurance that the Fund will achieve its investment objective.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

4. CAPITAL SHARES

The Fund currently offers its Shares on a continuous basis and was granted Multi-Class Exemptive Relief by the SEC that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. In addition to the Class I Shares, Class D Shares, Class S Shares, and Class T Shares, the Fund may offer additional classes of shares in the future.

The Shares are continuously offered each month at an offering price equal to NAV per share (plus an applicable front-end sales load, where relevant), which is calculated: (i) as of the close of business on the last business day of each month; (ii) on each date that Shares are to be repurchased in connection with the Fund's offer to purchase Shares; and (iii) at such other times as the Board shall determine. The differences among the Shares relate to front-end sales loads and ongoing distribution and shareholder servicing fees. No front-end sales load or distribution and shareholder servicing fees are paid with respect to Class I Shares. The Class D Shares and the Class S Shares are each subject to a front-end sales load of up to 2.00% and 3.50%, respectively. Investors purchasing Class T Shares may be charged a sales load of up to 3.00% and a maximum dealer fee of 0.50% of the investment amount, for a total front-end sales load of up to 3.50%. Holders of the Shares have equal rights and privileges with each other, except with respect to front-end sales loads and certain ongoing distribution and shareholder servicing fees.

For the year ended December 31, 2024, distribution and shareholder servicing fees totaled $3,437,000 for Class S Shares. Distribution and shareholder servicing fees for Class D Shares were $3,000 for the period from March 1, 2024 (inception date) to December 31, 2024.

At December 31, 2024, 0.81% of the shares of the Fund were owned by Brookfield and its affiliates.

Share transactions in the Fund’s shares were as follows:

	Year Ended December 31, 2024		Period Ended December 31, 2023
	Shares	Amount	Shares	Amount
US$ THOUSANDS
Class I Shares: Inception date November 1, 2023
Shares issued in Reorganization (Note 1)	—	$—	154,864	$1,548,638
Subscriptions	96,920	991,546	2,846	28,472
Reinvestment of distributions	3,404	34,981	197	1,976
Repurchases	(28,744)	(294,190)	—	—
Net increase	71,580	$732,337	157,907	$1,579,086

Class S Shares: Inception date December 1, 2023
Subscriptions	72,643	742,119	701	7,009
Reinvestment of distributions	778	8,004	—	—
Repurchases	(18)	(184)	—	—
Net increase	73,403	$749,939	701	$7,009

Class D Shares: Inception date March 1, 2024
Subscriptions	196	1,975	—	—
Reinvestment of distributions	4	42	—	—
Repurchases	(20)	(206)	—	—
Net increase	180	$1,811	—	$—

Outstanding Securities [Table Text Block]

	Year Ended December 31, 2024		Period Ended December 31, 2023
	Shares	Amount	Shares	Amount
US$ THOUSANDS
Class I Shares: Inception date November 1, 2023
Shares issued in Reorganization (Note 1)	—	$—	154,864	$1,548,638
Subscriptions	96,920	991,546	2,846	28,472
Reinvestment of distributions	3,404	34,981	197	1,976
Repurchases	(28,744)	(294,190)	—	—
Net increase	71,580	$732,337	157,907	$1,579,086

Class S Shares: Inception date December 1, 2023
Subscriptions	72,643	742,119	701	7,009
Reinvestment of distributions	778	8,004	—	—
Repurchases	(18)	(184)	—	—
Net increase	73,403	$749,939	701	$7,009

Class D Shares: Inception date March 1, 2024
Subscriptions	196	1,975	—	—
Reinvestment of distributions	4	42	—	—
Repurchases	(20)	(206)	—	—
Net increase	180	$1,811	—	$—

Class I Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment	[3]			(0.08)	[2]		$ (0.44)
NAV Per Share		10.07	[2]	$ 10.07	[2]	10.44	$ 10.44				$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]							Class I Shares
Outstanding Security, Authorized [Shares]							71,580
Outstanding Security, Held [Shares]				154,864
Outstanding Security, Not Held [Shares]				157,907			229,487
Class S Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment	[5]	(0.03)	[4]				$ (0.35)
NAV Per Share		$ 10.04	[4]	$ 10.04	[4]	10.41	$ 10.41		$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]							Class S Shares
Outstanding Security, Authorized [Shares]							73,403
Outstanding Security, Not Held [Shares]		701					74,104
Class D Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment	[6],[7]					(0.34)
NAV Per Share	[6]					$ 10.31	$ 10.31	$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]							Class D Shares
Outstanding Security, Not Held [Shares]							180

[1]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[2]	Commencement of Operations.
[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[4]	Commencement of Operations.
[5]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[6]	Commencement of Operations.
[7]	Distributions for annual periods are determined in accordance with federal income tax regulations.